Derivative Instruments (Change In Fair Value Of Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Income Derivative Asset [Member]
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ 1,921	$ 8,241	$ 1,479
Other Income Derivative Liability [Member]
Derivatives, Fair Value [Line Items]
Change in Fair Value	$ (1,921)	$ (8,241)	$ (1,479)